Document and Entity Information	May 31, 2022
Cover [Abstract]
Entity Registrant Name	KEMPHARM, INC
Amendment Flag	false
Entity Central Index Key	0001434647
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36913
Entity Tax Identification Number	20-5894398
Entity Address, Address Line One	1180 Celebration Boulevard
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	(321)
Local Phone Number	939-3416
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KMPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false